RELATED PARTY TRANSACTIONS	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On July 3, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. In August 2020, the Sponsor transferred 40,000 Founder Shares to independent director Mr. De Sole, 25,000 Founder Shares to independent director Mr. Toubassy and 30,000 Founder Shares to advisor Mr. Hilfiger at their original per share purchase price. In October 2020, the Sponsor transferred 40,000 Founder Shares to independent director Mr. Goss. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture.
In connection with the Business Combination Agreement (as defined below), the Sponsor and certain of our initial stockholders, directors and officers entered into a Sponsor Letter Agreement, dated as of February 15, 2021, pursuant to which the Sponsor and each other holder of Founder Shares has agreed, among other things, (a) to appear at the special meeting for the Business Combination or otherwise cause its shares to be counted as present for the purpose of establishing quorum; (b) to vote (or execute a written consent), or cause to be voted (or consent to be granted) any Company common stock and Founder Shares owned by it, him or her at such special meeting in person, or by proxy, in favor of the Business Combination and the adoption of the Business Combination Agreement and the transactions contemplated thereby; (c) to vote (or execute a written consent) or cause to be voted (or consent to be granted) any Company common stock or Founder Shares owned by it, him or her at such special meeting in person, or by proxy, against any alternative business combination or any action that would reasonably be expected to materially impede, interfere with, delay, postpone or adversely affect the Business Combination or any of the related transactions or result in a breach of any covenant, representation or warranty or other obligation or agreement of the Company under the Business Combination Agreement or the Sponsor under the Sponsor Letter Agreement and (d) not redeem any shares of Founder Shares owned by it, him or her in connection with the stockholder approval. Pursuant to the Sponsor Letter Agreement, a percentage of Class A common stock held by the Sponsor shall be subject to certain time and performance-based vesting provisions.
The parties to the Sponsor Letter Agreement have also agreed, subject to certain exceptions, not to transfer any Founder Shares or Private Placement Warrants (or any shares of common stock issued or issuable upon exercise thereof) until the earlier of (A) 18 months after the closing of the Business Combination (the “Closing”) or (B)(i) with respect to one-third
(1/3) of the Founder Shares and
one-third
(1/3) of the Private Placement Warrants (or any shares of common stock issued or issuable upon exercise thereof) if the closing price of the New Owlet (as defined below) common stock equals or exceeds $12.50 per share for any 20 trading days within any
30-trading
day period commencing at least 240 days following the Closing and (ii) with respect to an additional one-third
(1/3) of the Founder Shares and
one-third
(1/3) of the Private Placement Warrants (or any shares of common stock issued or issuable upon exercise thereof) if the closing price of the New Owlet common stock equals or exceeds $15.00 per share for any 20 trading days within any
30-trading
day period commencing at least 240 days following the Closing.
Administrative Support Agreement
The Company entered into an agreement, commencing on September 14, 2020, to pay an affiliate of the Sponsor up to $10,000 per month for office space, utilities and secretarial and administrative services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred and paid $30,000 in fees for these services.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. As of March 31, 2021 and December 31, 2020, no Working Capital Loans were outstanding.

NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
On July 3, 2020, the Sponsor purchased 5,750,000 shares of the Company’s Class B common stock (the “
Founder Shares
”) for an aggregate purchase price of $25,000. In August 2020, the Sponsor transferred 40,000 Founder Shares to independent director Mr. De Sole, 25,000 Founder Shares to independent director Mr. Toubassy and 30,000 Founder Shares to advisor Mr. Hilfiger at their original per share purchase price. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Administrative Support Agreement
The Company entered into an agreement, commencing on September 14, 2020, to pay an affiliate of the Sponsor up to $10,000 per month for office space, utilities and secretarial and administrative services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from June 23, 2020 (inception) through December 31, 2020, the Company incurred and paid $40,000 in fees for these services.
Promissory Note – Related Party
On July 3, 2020, the Sponsor issued an unsecured promissory note to the Company (the “
Promissory Note
”), pursuant to which the Company could borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest
bearing and payable on the earlier of March 31, 2021 and the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $250,000 was repaid at the closing of the Initial Public Offering on September 17, 2020.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“
Working Capital Loans
”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to
$1,500,000 of such Working Capital Loans may be converted into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, no Working Capital Loans were outstanding.